Income Taxes - Summary of Major Jurisdictions Subject to Examination by the relevant Tax Auhtorities and Open Tax Years (Detail) - Cypress Holdings Inc And Subsidiaries [Member]	12 Months Ended
Dec. 31, 2020
Maximum [Member] | UNITED STATES | Domestic Tax Authority [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2019
Maximum [Member] | UNITED STATES | State and Local Jurisdiction [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2019
Maximum [Member] | CHINA | Foreign Tax Authority [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2019
Maximum [Member] | CANADA | Foreign Tax Authority [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2019
Minimum [Member] | UNITED STATES | Domestic Tax Authority [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2017
Minimum [Member] | UNITED STATES | State and Local Jurisdiction [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2017
Minimum [Member] | CHINA | Foreign Tax Authority [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2017
Minimum [Member] | CANADA | Foreign Tax Authority [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2017